Restructuring and Asset Impairment Charges	6 Months Ended
Jun. 30, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges
RESTRUCTURING AND ASSET IMPAIRMENT CHARGES
During the year ended December 31, 2015, the board of directors approved a plan to transition the Company’s Wireless Internet business from a 5Ghz to a 60Ghz-based network technology (the “Wireless Restructuring”) and the Company ceased the build-out of 5Ghz networks and stopped the installation of new customers. During 2016, the Company shifted to test installations of the new 60Ghz technology. In connection with the Wireless Restructuring, the Company recorded restructuring and asset impairment charges consisting of asset impairments, the costs of employee severance, and other contract termination charges.
Restructuring and asset impairment charges and recoveries for the three and six months ended June 30, 2017 and 2016 were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Wireless restructuring and asset impairment (recoveries) charges:
Recoveries of impaired assets	$—	$(709)	$—	$(710)
Contract termination costs	—	(16)	—	4
Employee severance and termination benefits charges	—	—	—	26
Total wireless restructuring and asset impairment recoveries	$—	$(725)	$—	$(680)

The following table presents accrued restructuring activity for the six months ended June 30, 2017 (in thousands):

Contract termination costs
Accrued restructuring balance as of December 31, 2016	$649
Cash payments	(46)
Accrued restructuring balance as of June 30, 2017	$603

Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.